CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net loss	$ (534,227)	$ (33,100)	$ (154,900)	$ (2,678,900)
Adjustments to reconcile net income (loss) to net cash provided by (used in ) operating activities
Depreciation	12,580	3,400	6,700	29,700
Amortization	3,677
Stock based compensation	69,700	47,600	118,900	2,615,900
Amortization of operating lease right of use asset	65,582	38,500	75,500	68,200
Inventory reserve	(27,667)	1,100	28,800	(41,500)
Changes in Assets and Liabilities:
Accounts receivable	93,751	100,500	297,800	(113,800)
Inventory	71,108	(23,700)	(136,100)	139,900
Interest receivable			0	160,000
Prepaid and other	(732)	41,900	11,600	(33,900)
Long-term receivables	270,300	219,300	517,800	545,700
Increase (decrease) in liabilities
Accounts payable	238,700	86,700	9,700	(6,600)
Accrued expenses and other liabilities	18,922	7,200
Stock subscription payable	99,000	0
Accrued expenses, non-current	(19,000)	0	8,900	(24,500)
Operating lease liability	(64,425)	(34,100)	(70,800)	(65,400)
Net cash provided by operating activities	297,269	455,300	713,900	594,800
INVESTING ACTIVITIES
Proceeds from sale of short-term investment			0	7,985,600
Purchase of fixed assets	(13,600)	0	0	(9,900)
Acquisition of business	(1,750,000)	0
Net cash used in investing activities	(1,763,600)	0	0	7,975,700
FINANCING ACTIVITIES
Issuance of common stock for cash	600,000	0
Net cash provided by financing activities	600,000	0
Net cash increase (decrease) for period	(866,331)	455,300	713,900	8,570,500
Cash and Cash Equivalents
Cash - beginning of period	11,553,600	10,839,700	10,839,700	2,269,200
Cash - end of period	10,687,269	11,295,000	11,553,600	10,839,700
Cash paid for:
Interest	0	0
Income Tax	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Issuance of common stock to employees, net of taxes			31,200	439,500
Issuance of common stock for services			87,700	87,700
Right of use asset and liability			$ 204,500	$ 83,000
Operating lease right of use asset and operating lease liability pursuant to ASC 842	0	204,500
Operating lease right of use asset and operating lease liability due to modification pursuant to ASC 842	473,183	0
Derecognition of the carrying amounts of the operating right of use asset and operating lease liability associated with the terminated portion pursuant to ASC 842	117,458	0
Shares issued for acquisition of a company	750,000	0
Net assets acquired in acquisition of Polymeric:
Accounts receivable, net	424,932	0
Inventory	1,298,727	0
Prepaid expenses and other current assets	23,306	0
Property and equipment, net	305,267	0
Goodwill	490,000	0
Intangible assets, net	294,170	0
Operating lease right of use assets	117,458	0
Accounts payable	(160,923)	0
Accrued expenses and other liabilities	(25,479)	0
Operating lease liability – current and non-current	(117,458)	0
Net assets acquired	$ 2,650,000	$ 0